Property and Equipment	6 Months Ended
May 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	—	—	20,308	—	—	—	24,098
Balance at November 30, 2019	554,876	156,059	172,498	5,387,953	1,441,452	276,300	76,458	8,065,596
Disposition	—	—	—	(32,269)	—	—	—	(32,269)
Balance at May 31, 2020	554,876	156,059	172,498	5,355,684	1,441,452	276,300	76,458	8,033,327

Accumulated depreciation
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	57,128	6,233	8,402	339,210	82,835	12,401	476	506,685
Balance at November 30, 2019	420,790	149,826	138,893	3,422,018	1,358,616	226,699	75,348	5,792,190
Depreciation	20,113	1,558	3,360	133,547	41,418	4,960	166	205,122
Balance at May 31, 2020	440,903	151,384	142,253	3,555,565	1,400,034	231,659	75,514	5,997,312

Net book value at:
November 30, 2019	134,086	6,233	33,605	1,965,935	82,836	49,601	1,110	2,273,406
May 31, 2020	113,973	4,675	30,245	1,800,119	41,418	44,641	944	2,036,015

As at May 31, 2020, there was $574,002 (November 30, 2019 - $606,271) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the three and six months ended May 31, 2020, the Company recorded depreciation expense within cost of goods sold in the amount of $Nil and $Nil (three and six months ended May 31, 2019 - $Nil and $883), respectively. Also, during the six months ended May 31, 2020, the Company returned equipment in the amount of $32,269, which was unpaid previously.